CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Sobr Safe Intellectual Technology, Net Of Accumulated Amortization	$ 803,050	$ 610,318	$ 224,854
Current Liabilities
Notes Payable -related Parties-less Current Portion	0	354,453	645,547
Convertible Debenture Payable Unamortized Debt Discount Related To Warrants		1,291,882	1,291,882
Notes Payable -non-related Parties-less Current Portion	$ 0	$ 356,420	$ 25,000
Stockholders' Equity (Deficit)
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Includes unamortized debt discount related to warrants, beneficial conversion feature and embedded conversion feature of none and $1,291,882 at June 30, 2022 and December 31, 2021, respectively	$ 1,291,882	$ 1,291,882
Common stock, shares issued	10,973,759	8,778,555	25,922,034
Includes unamortized debt discount related to warrants and beneficial conversion features of $397,603 and none at June 30, 2022 and December 31, 2021, respectively	$ 397,603	$ 397,603
Common stock, shares outstanding	10,973,759	8,778,555	8,640,678
Includes unamortized debt discount related to warrants and beneficial conversion features of $400,160 and none at June 30, 2022 and December 31, 2021, respectively	$ 400,160	$ 400,160
Preferred stock, shares par value		$ 0.00001	$ 0.00001
Includes unamortized debt discount related to warrants and beneficial conversion features of none and $645,547 at June 30, 2022 and December 31, 2021, respectively	0	$ 645,547
Includes unamortized debt discount related to warrants and beneficial conversion features of $400,160 and none at June 30, 2022 and December 31, 2021, respectively	$ 0	$ 648,580
Preferred stock, shares authorized		19,300,000	19,300,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series A-1 Convertible Preferred stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,700,000	2,700,000	2,700,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	16,300,000	19,300,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0